Segment Information - Schedule of Performance and Making Key Decisions Regarding Resource Allocation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
General and administrative expenses	$ 1,121,848	$ 152,343	$ 3,543,034	$ 219,044	$ 584,389	$ 41,692
Interest earned on marketable securities held in Trust Account	$ 2,074,999	$ 2,442,279	$ 4,064,267	$ 3,648,794	$ 8,449,291	$ 0